Accounts payable, accrued expenses and other liabilities (Tables)	6 Months Ended
Jun. 30, 2021
Payables and Accruals [Abstract]
Schedule of accounts payable, accrued expenses and other liabilities
Accounts payable, accrued expenses and other liabilities consisted of the following as of June 30, 2021 and December 31, 2020:

	June 30, 2021	December 31, 2020
Deferred revenue	$306,250	$399,820
Accrued interest	289,621	270,576
Accounts payable and accrued expenses	281,255	222,203
Derivative liabilities (Note 9)	123,608	167,303
Operating lease liabilities	41,685	49,423
	$1,042,419	$1,109,325